Financial income and expenses (Tables)	12 Months Ended
Jun. 30, 2019
Financial Income and Expenses [Abstract]
Schedule of financial income and expenses
	Notes	2019	2018	2017
Financial income
Interest on marketable securities		5,507	4,341	15,383
Interest on receivable		622	10,462	4,878
Monetary variations (i)		-	160	619
Foreign exchange variation (ii)		17,110	12,058	11,166
Gain on remeasurement of receivables from sale of farms (iii)		172,999	39,337	15,818
Realized profit from derivative transactions (iv)	6	55,611	16,861	19,576
Unrealized profit from derivative transactions (v)	6	58,689	46,104	42,650
		310,538	129,323	110,090
Financial expenses
Marketable securities charges		(294)	(1,372)	(2,565)
Bank charges		(1,334)	(685)	(1,080)
Interest accrued		(18,171)	(28,768)	(8,963)
Monetary variation (i)		-	(346)	(541)
Foreign exchange variation (ii)		(17,724)	(11,792)	(10,917)
Loss on remeasurement of receivables from sale of farms (iii)		(161,476)	(26,616)	(7,789)
Realized loss from derivative financial transactions (iv)	6	(35,453)	(23,968)	(3,654)
Unrealized loss from derivative financial transactions (v)	6	(63,164)	(44,332)	(41,137)
		(297,616)	(137,879)	(76,646)
Financial income (expense), net		12,922	(8,556)	33,444

Schedule of net balances
	2019	2018	2017

Monetary variations (i)	-	(186)	78
Foreign exchange difference (ii)	(614)	266	249
Net on remeasurement of receivables from sale of farms (iii)	11,523	12,721	8,029
Realized profit (loss) from derivative financial instruments (iv)	20,158	(7,107)	15,922
Unrealized (loss) profit from Derivative financial instruments (v)	(4,475)	1,772	1,513